Taxes on Income (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
IfrsStatementLineItems [Line Items]
Corporate federal income tax rate				4.00%
Carryforward losses for tax purposes		$ 4,000
Description of amendment income tax rate				Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the amendment, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - 7.5%).	According to the amendment, a “beneficiary enterprise” located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2018 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).
Moach [Member]
IfrsStatementLineItems [Line Items]
Income tax rate		23.00%	23.00%	23.00%
Carryforward losses for tax purposes		$ 49,300
USA Inc [Member]
IfrsStatementLineItems [Line Items]
Income tax rate				27.00%
USA Inc [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Income tax rate				35.00%
Corporate federal income tax rate	21.00%
USA Inc [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Income tax rate				40.00%
Corporate federal income tax rate	35.00%